Note 7 - Leases (Details Textual)	1 Months Ended
	Nov. 30, 2003	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 13, 2019 USD ($)	Jan. 01, 2019 USD ($)
Operating Lease, Liability, Total		$ 1,728,000	$ 1,466,000
Operating Lease, Weighted Average Remaining Lease Term (Year)		3 years 255 days
Operating Lease, Right-of-Use Asset		$ 1,728,000	$ 1,466,000
Operating Lease, Weighted Average Discount Rate, Percent		4.70%	5.00%
Lessee, Finance Lease, Term of Contract (Year)	10 years
Number of Consecutive Renewal Term Options	4
Lessee, Finance Lease, Renewal Term (Year)	10 years
Lessee, Finance Lease, Annual Rent		$ 15,000
Leasehold Improvements Required to be Made Per Year		$ 150,000
Finance Lease, Weighted Average Remaining Lease Term (Year)		3 years
Finance Lease, Weighted Average Discount Rate, Percent		4.50%	5.20%
Golf and Related Operations [Member]
Finance Lease, Weighted Average Remaining Lease Term (Year)		32 years 292 days
New Castle Country Club [Member]
Operating Lease, Liability, Total				$ 126,000
Operating Lease, Right-of-Use Asset				126,000
New Castle Country Club [Member] | Vehicles [Member]
Operating Lease, Liability, Total		$ 900,000
Operating Lease, Right-of-Use Asset				$ 194,000
New Castle Country Club [Member] | Golf Cart Operating Lease [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)				3 years
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)		1 year
Minimum [Member] | Golf and Related Operations [Member]
Lessee, Finance Lease, Remaining Lease Term (Year)		1 year
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term (Year)		5 years
Maximum [Member] | Golf and Related Operations [Member]
Lessee, Finance Lease, Remaining Lease Term (Year)		5 years
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total					$ 1,700,000
Operating Lease, Right-of-Use Asset					$ 1,700,000